UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parentheticals) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2014		Jun. 30, 2013
Statement of Changes in Stockholders' Equity (Parenthetical) [Abstract]
Dividends	$ 36,200,000	$ 36,200,000	$ 72,513,000	[1]	$ 36,479,000
Payments of Stock Issuance Costs			$ 600,000

[1]	Cash dividends declared in relation to the quarter ended March 31, 2014 amounting to $36.2 million were paid in July 2014.